iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 12,031 $ 2,320,900
L3Harris Technologies, Inc. .................. 33,015 5,807,999
8,128,899
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 20,246 1,914,057
Expeditors International of Washington, Inc. ....... 26,845 2,961,272
United Parcel Service, Inc. , Class B ............ 125,713 20,994,071
25,869,400
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 47,109 4,149,361
BorgWarner, Inc. ......................... 40,633 1,801,261
Lear Corp.
(a)
............................ 10,162 1,246,471
7,197,093
a
Automobiles  —  3 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 99,045 1,458,933
Tesla, Inc.
(a)
............................. 495,757 101,099,725
102,558,658
a
Banks  —  1 .0%
Citizens Financial Group, Inc. ................ 84,175 2,170,032
Huntington Bancshares, Inc. ................. 250,803 2,585,779
PNC Financial Services Group, Inc. (The) ........ 69,348 8,032,579
Regions Financial Corp. .................... 162,431 2,805,183
Truist Financial Corp. ...................... 230,837 7,033,603
U.S. Bancorp ........................... 266,232 7,960,337
Webster Financial Corp. .................... 30,611 1,088,221
31,675,734
a
Beverages  —  2 .8%
Coca-Cola Co. (The) ...................... 714,334 42,617,166
Keurig Dr Pepper, Inc. ..................... 158,890 4,944,657
PepsiCo, Inc. ........................... 239,383 43,651,490
91,213,313
a
Biotechnology  —  1 .4%
Amgen, Inc. ............................ 92,849 20,487,132
Biogen, Inc.
(a)
........................... 25,112 7,443,448
Gilead Sciences, Inc. ...................... 217,050 16,699,827
44,630,407
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 93,312 3,969,493
MercadoLibre, Inc.
(a)
....................... 7,862 9,741,018
13,710,511
a
Building Products  —  0 .9%
Allegion PLC ............................ 15,458 1,619,071
Builders FirstSource, Inc.
(a)
.................. 23,987 2,781,293
Carrier Global Corp. ....................... 145,118 5,935,326
Fortune Brands Innovations, Inc. .............. 22,068 1,334,010
Johnson Controls International PLC ............ 119,441 7,130,628
Lennox International, Inc. ................... 5,553 1,529,907
Masco Corp. ............................ 39,175 1,892,936
Owens Corning .......................... 15,778 1,677,675
Trane Technologies PLC .................... 39,814 6,498,839
30,399,685
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 18,275 5,454,539
Bank of New York Mellon Corp. (The) ........... 139,774 5,618,915
BlackRock, Inc.
(c)
......................... 26,054 17,131,808
Cboe Global Markets, Inc. ................... 18,379 2,433,747
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) ................. 261,166 $ 13,760,837
FactSet Research Systems, Inc. ............... 6,660 2,563,367
Franklin Resources, Inc. .................... 52,845 1,268,808
Intercontinental Exchange, Inc. ............... 97,281 10,306,922
Invesco Ltd. ............................ 59,932 861,822
LPL Financial Holdings, Inc. .................. 13,666 2,661,864
MarketAxess Holdings, Inc. .................. 6,525 1,777,475
Moody's Corp. ........................... 28,668 9,084,316
Morgan Stanley .......................... 217,999 17,823,598
Nasdaq, Inc. ............................ 59,494 3,292,993
Northern Trust Corp. ....................... 36,186 2,602,497
Raymond James Financial, Inc. ............... 35,558 3,212,665
S&P Global, Inc. ......................... 56,999 20,943,143
State Street Corp. ........................ 58,478 3,977,674
T Rowe Price Group, Inc. ................... 39,021 4,181,490
128,958,480
a
Chemicals  —  1 .8%
Ecolab, Inc. ............................ 44,529 7,349,512
International Flavors & Fragrances, Inc. .......... 44,332 3,426,420
Linde PLC ............................. 85,223 30,139,966
LyondellBasell Industries NV , Class A ........... 45,254 3,871,027
PPG Industries, Inc. ....................... 40,906 5,370,549
Sherwin-Williams Co. (The) .................. 42,672 9,719,828
59,877,302
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 15,909 7,511,275
Waste Management, Inc. .................... 70,698 11,447,420
18,958,695
a
Construction & Engineering  —  0 .2%
AECOM ............................... 22,943 1,790,701
Quanta Services, Inc. ...................... 25,229 4,480,166
6,270,867
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 10,775 4,288,881
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 47,054 1,254,930
American Express Co. ..................... 109,924 17,429,550
Discover Financial Services .................. 45,078 4,631,314
Synchrony Financial ....................... 74,466 2,305,467
25,621,261
a
Consumer Staples Distribution & Retail  —  0 .5%
Kroger Co. (The) ......................... 118,464 5,369,973
Target Corp. ............................ 80,013 10,476,102
15,846,075
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 258,235 2,489,385
Avery Dennison Corp. ...................... 14,097 2,271,450
Ball Corp. .............................. 54,643 2,795,536
International Paper Co. ..................... 57,685 1,698,246
Westrock Co. ........................... 43,756 1,225,606
10,480,223
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 24,473 3,644,764
LKQ Corp. ............................. 46,456 2,450,554
Pool Corp. ............................. 6,791 2,147,518
8,242,836
a

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  —  0 .8%
Liberty Global PLC , Class A
(a)
................ 28,388 $ 462,724
Liberty Global PLC , Class C , NVS
(a)
............ 44,781 762,173
Verizon Communications, Inc. ................ 729,958 26,008,404
27,233,301
a
Electric Utilities  —  0 .5%
Edison International ....................... 66,502 4,490,215
Eversource Energy ....................... 60,600 4,195,338
Exelon Corp. ............................ 172,813 6,852,036
15,537,589
a
Electrical Equipment  —  0 .8%
Eaton Corp. PLC ......................... 69,174 12,167,707
Emerson Electric Co. ...................... 99,312 7,714,556
Generac Holdings, Inc.
(a) (b)
................... 10,756 1,171,543
Rockwell Automation, Inc. ................... 19,950 5,558,070
26,611,876
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 30,961 5,009,490
Trimble, Inc.
(a)
........................... 42,921 2,003,123
7,012,613
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 175,867 4,792,376
Halliburton Co. .......................... 156,924 4,495,872
Schlumberger Ltd. ........................ 246,835 10,571,943
19,860,191
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 47,662 6,100,736
Take-Two Interactive Software, Inc.
(a) (b)
.......... 29,316 4,037,692
Walt Disney Co. (The)
(a)
.................... 317,507 27,927,916
38,066,344
a
Financial Services  —  4 .2%
Equitable Holdings, Inc.
(a)
................... 62,406 1,531,443
Fidelity National Information Services, Inc. ........ 102,967 5,618,909
Fiserv, Inc.
(a)
............................ 108,306 12,150,850
Mastercard, Inc. , Class A .................... 147,934 53,998,869
Visa, Inc. , Class A ........................ 282,424 62,424,177
135,724,248
a
Food Products  —  1 .0%
Bunge Ltd.
(a)
............................ 26,060 2,414,198
Campbell Soup Co. ....................... 33,833 1,710,258
Conagra Brands, Inc. ...................... 82,888 2,890,305
Darling Ingredients, Inc.
(a)
................... 27,793 1,761,520
General Mills, Inc. ........................ 102,085 8,591,474
Hormel Foods Corp. ....................... 52,244 1,998,333
J M Smucker Co. (The) ..................... 18,534 2,716,899
Kellogg Co. ............................. 47,646 3,181,323
Lamb Weston Holdings, Inc. ................. 25,324 2,816,029
McCormick & Co., Inc. , NVS ................. 43,597 3,737,571
31,817,910
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 25,034 2,885,919
UGI Corp. .............................. 36,775 1,028,597
3,914,516
a
Ground Transportation  —  1 .5%
CSX Corp. ............................. 356,026 10,919,317
JB Hunt Transport Services, Inc. .............. 14,429 2,409,210
Knight-Swift Transportation Holdings, Inc. , Class A
(a)
. 27,984 1,538,840
Norfolk Southern Corp. ..................... 39,563 8,236,225
Old Dominion Freight Line, Inc. ............... 17,199 5,339,258
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 106,065 $ 20,419,634
48,862,484
a
Health Care Equipment & Supplies  —  1 .5%
Align Technology, Inc.
(a)
..................... 12,671 3,581,585
Cooper Companies, Inc. (The) ................ 8,596 3,193,672
Dentsply Sirona, Inc. ...................... 36,928 1,333,840
Dexcom, Inc.
(a)
.......................... 67,373 7,900,158
Edwards Lifesciences Corp.
(a)
................ 105,343 8,873,041
Hologic, Inc.
(a)
........................... 42,852 3,380,594
IDEXX Laboratories, Inc.
(a)
................... 14,421 6,702,448
Insulet Corp.
(a)
........................... 12,113 3,321,990
STERIS PLC ............................ 17,256 3,450,682
Teleflex, Inc. ............................ 8,163 1,916,264
Zimmer Biomet Holdings, Inc. ................ 36,464 4,643,326
48,297,600
a
Health Care Providers & Services  —  2 .0%
AmerisourceBergen Corp. ................... 29,880 5,084,082
Cigna Group (The) ........................ 51,626 12,772,789
DaVita, Inc.
(a)
............................ 9,575 896,890
Elevance Health, Inc. ...................... 41,238 18,467,201
HCA Healthcare, Inc. ...................... 36,141 9,548,091
Humana, Inc. ........................... 21,739 10,910,152
Laboratory Corp. of America Holdings ........... 15,382 3,269,136
Molina Healthcare, Inc.
(a)
.................... 10,063 2,756,256
Quest Diagnostics, Inc. ..................... 19,445 2,579,379
66,283,976
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 95,818 1,912,527
Welltower, Inc. ........................... 86,258 6,435,710
8,348,237
a
Hotels, Restaurants & Leisure  —  2 .1%
Aramark ............................... 40,750 1,608,810
Booking Holdings, Inc.
(a)
.................... 6,543 16,414,882
Hilton Worldwide Holdings, Inc. ............... 46,196 6,288,200
McDonald's Corp. ........................ 126,883 36,175,612
Vail Resorts, Inc. ......................... 6,974 1,696,077
Yum! Brands, Inc. ........................ 48,684 6,265,144
68,448,725
a
Household Durables  —  0 .2%
NVR, Inc.
(a)
............................. 564 3,132,580
PulteGroup, Inc. ......................... 38,986 2,576,195
Whirlpool Corp. .......................... 9,474 1,224,893
6,933,668
a
Household Products  —  2 .6%
Church & Dwight Co., Inc. ................... 42,418 3,921,544
Clorox Co. (The) ......................... 21,469 3,395,967
Colgate-Palmolive Co. ..................... 137,398 10,219,663
Kimberly-Clark Corp. ...................... 58,651 7,875,656
Procter & Gamble Co. (The) ................. 410,030 58,429,275
83,842,105
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 95,848 8,943,577
a
Industrial REITs  —  0 .6%
Prologis, Inc. ............................ 160,500 19,990,275
a
Insurance  —  2 .1%
Aflac, Inc. .............................. 101,002 6,485,338
Allstate Corp. (The) ....................... 45,740 4,960,503
Arch Capital Group Ltd.
(a)
................... 64,746 4,512,796

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Assurant, Inc. ........................... 9,040 $ 1,084,710
Hartford Financial Services Group, Inc. (The) ...... 54,295 3,720,293
Marsh & McLennan Companies, Inc. ............ 86,044 14,901,100
Principal Financial Group, Inc. ................ 42,231 2,764,441
Progressive Corp. (The) .................... 101,745 13,014,203
Prudential Financial, Inc. .................... 63,782 5,019,006
Travelers Companies, Inc. (The) ............... 40,145 6,794,140
Willis Towers Watson PLC ................... 18,505 4,049,819
67,306,349
a
Interactive Media & Services  —  7 .5%
Alphabet, Inc. , Class A
(a)
.................... 1,035,179 127,192,444
Alphabet, Inc. , Class C , NVS
(a)
................ 933,538 115,170,583
Snap, Inc. , Class A , NVS
(a)
.................. 173,003 1,764,630
ZoomInfo Technologies, Inc.
(a)
................ 49,163 1,215,801
245,343,458
a
IT Services  —  1 .9%
Accenture PLC , Class A .................... 109,763 33,578,697
Akamai Technologies, Inc.
(a)
.................. 27,166 2,502,532
Gartner, Inc.
(a)
........................... 13,741 4,711,239
International Business Machines Corp. .......... 157,659 20,273,371
Twilio, Inc. , Class A
(a)
...................... 30,878 2,149,726
63,215,565
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 23,174 1,375,377
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 51,394 5,944,744
Avantor, Inc.
(a)
........................... 117,327 2,339,500
Bio-Techne Corp. ......................... 27,335 2,235,730
Danaher Corp. .......................... 120,386 27,643,033
Illumina, Inc.
(a)
........................... 27,461 5,400,206
Mettler-Toledo International, Inc.
(a)
............. 3,836 5,070,693
Repligen Corp.
(a)
......................... 9,188 1,542,849
Waters Corp.
(a)
.......................... 10,258 2,577,015
West Pharmaceutical Services, Inc. ............ 12,908 4,319,404
57,073,174
a
Machinery  —  2 .0%
Caterpillar, Inc. .......................... 89,743 18,464,622
Cummins, Inc. ........................... 24,600 5,028,486
Dover Corp. ............................ 24,293 3,238,986
Fortive Corp. ............................ 61,387 3,996,907
Graco, Inc. ............................. 29,198 2,233,355
IDEX Corp. ............................. 13,135 2,615,966
Illinois Tool Works, Inc. ..................... 52,979 11,588,097
Ingersoll Rand, Inc. ....................... 70,383 3,987,901
Otis Worldwide Corp. ...................... 71,823 5,710,647
Pentair PLC ............................ 28,497 1,580,728
Toro Co. (The) ........................... 18,125 1,773,169
Xylem, Inc. ............................. 41,599 4,168,220
64,387,084
a
Media  —  1 .1%
Comcast Corp. , Class A .................... 731,127 28,769,848
Fox Corp. , Class A , NVS .................... 51,606 1,610,107
Fox Corp. , Class B ........................ 24,782 723,882
Interpublic Group of Companies, Inc. (The) ....... 67,169 2,498,015
Omnicom Group, Inc. ...................... 35,006 3,087,179
Sirius XM Holdings, Inc.
(b)
................... 138,349 492,523
37,181,554
a
Security Shares Value
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 138,089 $ 5,599,509
Nucor Corp. ............................ 43,788 5,782,643
Steel Dynamics, Inc. ....................... 28,330 2,603,527
13,985,679
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 85,839 1,620,640
a
Multi-Utilities  —  0 .5%
CMS Energy Corp. ........................ 50,690 2,939,006
Consolidated Edison, Inc. ................... 60,212 5,617,779
Sempra Energy .......................... 54,688 7,849,369
16,406,154
a
Office REITs  —  0 .0%
Boston Properties, Inc. ..................... 25,753 1,253,399
a
Oil, Gas & Consumable Fuels  —  1 .5%
Cheniere Energy, Inc. ...................... 42,320 5,915,066
HF Sinclair Corp. ......................... 26,748 1,108,437
Kinder Morgan, Inc. , Class P ................. 351,645 5,665,001
Marathon Petroleum Corp. .................. 76,756 8,052,472
ONEOK, Inc. ............................ 77,767 4,406,278
Phillips 66 .............................. 80,109 7,338,786
Targa Resources Corp. ..................... 37,361 2,542,416
Valero Energy Corp. ....................... 63,933 6,843,388
Williams Companies, Inc. (The) ............... 211,792 6,069,959
47,941,803
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc.
(a)
...................... 28,175 1,023,598
a
Pharmaceuticals  —  6 .6%
Bristol-Myers Squibb Co. .................... 365,563 23,556,880
Eli Lilly & Co. ........................... 140,391 60,292,319
Jazz Pharmaceuticals PLC
(a)
................. 10,937 1,401,686
Johnson & Johnson ....................... 451,611 70,026,802
Merck & Co., Inc. ......................... 441,062 48,697,655
Zoetis, Inc. , Class A ....................... 80,395 13,105,189
217,080,531
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 72,016 15,050,624
Broadridge Financial Solutions, Inc.
(a)
........... 20,456 3,001,304
Ceridian HCM Holding, Inc.
(a)
................. 25,445 1,573,773
Clarivate PLC
(a)
.......................... 64,577 503,701
Paychex, Inc. ........................... 56,392 5,917,213
Paylocity Holding Corp.
(a)
................... 7,270 1,255,892
Robert Half International, Inc. ................. 18,632 1,211,453
TransUnion ............................. 33,573 2,416,584
30,930,544
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 54,016 4,046,879
a
Semiconductors & Semiconductor Equipment  —  8 .1%
Applied Materials, Inc. ..................... 146,885 19,579,771
Intel Corp. ............................. 724,947 22,792,334
Lam Research Corp. ...................... 23,453 14,463,465
Marvell Technology, Inc. .................... 148,933 8,711,091
NVIDIA Corp. ........................... 429,297 162,420,227
NXP Semiconductors NV ................... 45,143 8,085,111
Texas Instruments, Inc. ..................... 157,700 27,420,876
263,472,875
a

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software  —  17 .9%
Adobe, Inc.
(a)
............................ 79,724 $ 33,307,890
ANSYS, Inc.
(a)
........................... 15,088 4,882,326
Autodesk, Inc.
(a)
.......................... 37,330 7,443,229
Black Knight, Inc.
(a)
........................ 27,251 1,574,563
Cadence Design Systems, Inc.
(a)
.............. 47,485 10,964,761
DocuSign, Inc.
(a)
......................... 35,092 1,979,189
Fair Isaac Corp.
(a)
......................... 4,372 3,443,693
Gen Digital, Inc. .......................... 99,975 1,753,561
HubSpot, Inc.
(a) (b)
......................... 8,131 4,211,777
Intuit, Inc. .............................. 48,760 20,436,291
Microsoft Corp. .......................... 1,229,077 403,616,596
PTC, Inc.
(a)
............................. 19,527 2,624,429
Salesforce, Inc.
(a)
......................... 173,804 38,824,338
ServiceNow, Inc.
(a)
........................ 35,411 19,291,205
Splunk, Inc.
(a)
........................... 27,326 2,713,199
Synopsys, Inc.
(a)
......................... 26,471 12,043,246
VMware, Inc. , Class A
(a)
.................... 40,960 5,582,438
Workday, Inc. , Class A
(a)
.................... 35,456 7,516,317
Zscaler, Inc.
(a)
........................... 15,134 2,050,354
584,259,402
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 80,999 14,939,456
Crown Castle, Inc. ........................ 75,374 8,533,090
Digital Realty Trust, Inc. .................... 50,628 5,187,345
Equinix, Inc. ............................ 16,253 12,117,424
Iron Mountain, Inc. ........................ 50,677 2,707,165
SBA Communications Corp. , Class A ............ 18,827 4,175,452
Weyerhaeuser Co. ........................ 127,380 3,650,711
51,310,643
a
Specialty Retail  —  3 .3%
Advance Auto Parts, Inc.
(a)
................... 10,330 752,954
AutoZone, Inc.
(a)
......................... 3,198 7,633,114
Best Buy Co., Inc. ........................ 34,108 2,478,628
Burlington Stores, Inc.
(a)
.................... 11,285 1,697,941
CarMax, Inc.
(a) (b)
.......................... 27,477 1,984,114
Home Depot, Inc. (The) .................... 176,006 49,888,901
Lowe's Companies, Inc. .................... 103,649 20,846,923
TJX Companies, Inc. (The) .................. 200,321 15,382,650
Tractor Supply Co. ........................ 19,100 4,003,169
Ulta Beauty, Inc.
(a)
........................ 8,724 3,575,357
108,243,751
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 225,228 3,247,788
HP, Inc. ............................... 154,096 4,478,030
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 37,178 $ 2,466,760
Seagate Technology Holdings PLC ............. 32,299 1,941,170
Western Digital Corp.
(a)
..................... 55,500 2,149,515
14,283,263
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Deckers Outdoor Corp.
(a)
.................... 4,581 2,175,975
Lululemon Athletica, Inc.
(a)
................... 20,152 6,689,053
Nike, Inc. , Class B ........................ 214,143 22,540,692
VF Corp. .............................. 57,175 984,554
32,390,274
a
Trading Companies & Distributors  —  0 .6%
Fastenal Co. ............................ 99,247 5,344,451
Ferguson PLC
(a)
.......................... 35,666 5,168,360
United Rentals, Inc. ....................... 12,059 4,025,174
WW Grainger, Inc. ........................ 7,862 5,102,595
19,640,580
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 33,830 4,886,743
Essential Utilities, Inc. ...................... 43,651 1,778,342
6,665,085
a
Total Long-Term Investments — 99.4%
(Cost: $ 2,816,682,667 ) ............................... 3,250,095,216
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.29%
(c) (d) (e)
...................... 9,814,166 9,816,129
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(c) (d)
............................ 5,391,841 5,391,841
a
Total Short-Term Securities — 0.5%
(Cost: $ 15,207,205 ) ................................. 15,207,970
Total Investments — 99.9%
(Cost: $ 2,831,889,872 ) ............................... 3,265,303,186
Other Assets Less Liabilities — 0 .1% ..................... 2,302,082
Net Assets — 100.0% ................................. $ 3,267,605,268
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 40,579,854  $ —  $ (30,751,000)
(a)
$ (2,251) $ (10,474) $ 9,816,129  9,814,166  $ 98,995
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 5,325,318  66,523
(a)
—  —  —  5,391,841  5,391,841  219,058  5
BlackRock, Inc. . 18,098,486  1,826,549  (2,484,064) 407,894  (717,057) 17,131,808  26,054  387,854  —
$ 405,643  $ (727,531)
$ 32,339,778
$ 705,907  $ 5
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 92 06/16/23 $ 19,276 $ 202,171

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG MSCI USA Leaders ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,250,095,216 $ — $ — $ 3,250,095,216
Short-Term Securities
Money Market Funds ...................................... 15,207,970 — — 15,207,970
$ 3,265,303,186 $ — $ — $ 3,265,303,186
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 202,171 $ — $ — $ 202,171
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares